Other Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Other Related Party Transactions [Abstract]
Schedule of outstanding amounts due from related party
	December 31,	June 30,
	2017	2017

Tianjin Zhiyuan Investment Group Co., Ltd.	$2,636,662	$1,715,130
Less: allowance for doubtful accounts	(263,666)	-
Total	$2,372,996	$1,715,130

	June 30,	June 30,
	2017	2016

Tianjin Zhiyuan Investment Group Co., Ltd.	1,715,130	1,622,519
Total	$1,715,130	$1,622,519

Schedule of outstanding amounts of advance to suppliers-related party
	December 31,	June 30,
	2017	2017

Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd.	$3,473,717	$3,333,038
Total	$3,473,717	$3,333,038

	June 30,	June 30,
	2017	2016

Zhiyuan International Investment & Holding Group (Hong Kong) Co., Ltd.	3,333,038	-
Total	$3,333,038	$-

Schedule of outstanding amounts due to related parties
	June 30,	June 30,
	2017	2016

ACH Logistic Inc.	$131,262	$-
Jetta Global Logistics Inc.	75,061	-
Total	$206,323	$-